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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21553

ING Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.1%
		Australia: 2.1%
1,172,027		Amcor Ltd.	$9,668,070	1.0
891,194		Westfield Group	9,701,834	1.1
			19,369,904	2.1
		Canada: 3.2%
120,700		Canadian Imperial Bank of Commerce	9,744,944	1.1
456,628		Shaw Communications, Inc. - Class B	10,067,099	1.1
209,764		TransCanada Corp.	9,709,517	1.0
			29,521,560	3.2
		France: 7.8%
268,439		Alstom	9,782,231	1.1
166,115		BNP Paribas	9,295,914	1.0
227,724		Capgemini S.A.	9,653,506	1.0
264,418		Cie de Saint-Gobain	10,561,570	1.1
147,669		Eutelsat Communications	4,569,320	0.5
420,206		Gaz de France	9,453,442	1.0
107,093		Sanofi-Aventis	9,565,218	1.0
220,825		Vinci S.A.	9,759,774	1.1
			72,640,975	7.8
		Germany: 5.6%
107,123		Bayer AG	9,694,875	1.0
191,379		DaimlerChrysler AG	9,465,314	1.0
1,264,321		Deutsche Telekom AG	13,926,105	1.5
358,448		Metro AG	10,035,772	1.1
52,787		Muenchener Rueckversicherungs AG	9,014,358	1.0
			52,136,424	5.6
		Hong Kong: 2.1%
1,575,000		Cheung Kong Infrastructure Holdings Ltd.	9,639,953	1.0
178,004		China Mobile Ltd. ADR	10,131,987	1.1
			19,771,940	2.1
		Israel: 1.0%
760,303		Israel Chemicals Ltd.	9,367,399	1.0
		Japan: 8.5%
173,800		Astellas Pharma, Inc.	8,798,423	0.9
301,000		Canon, Inc.	10,648,907	1.1
138,300		East Japan Railway Co.	9,091,492	1.0
880,200		Itochu Corp.	8,828,829	0.9
1,983,400		Mitsubishi UFJ Financial Group, Inc.	9,122,455	1.0
645,900		Mitsui & Co., Ltd.	8,964,849	1.0
989,300		Nissan Motor Co., Ltd.	9,642,180	1.0
283,700		Sumitomo Mitsui Financial Group, Inc.	9,183,484	1.0
129,900		TDK Corp.	5,107,508	0.6
			79,388,127	8.5
		Luxembourg: 0.9%
573,646		ArcelorMittal	8,721,135	0.9
		Netherlands: 3.3%
1,606,926		Aegon NV	9,241,209	1.0
1,223,131		Koninklijke KPN NV	6,927,354	0.8
429,412	@	Royal Dutch Shell PLC	14,391,128	1.5
			30,559,691	3.3
		Singapore: 2.1%
3,659,000		Singapore Telecommunications Ltd.	9,922,434	1.1
607,000		United Overseas Bank Ltd.	9,306,000	1.0
			19,228,434	2.1
		Sweden: 2.7%
1,683,030		Telefonaktiebolaget LM Ericsson	15,776,175	1.7
687,206		Volvo AB - B Shares	9,750,747	1.0
			25,526,922	2.7
		Switzerland: 3.6%
244,247		Novartis AG	15,135,343	1.6
48,248		Roche Holding AG - Genusschein	9,504,626	1.0
36,791	@	Zurich Financial Services AG	9,398,122	1.0
			34,038,091	3.6
		Taiwan: 1.2%
624,358		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,782,663	1.2
		United Kingdom: 12.9%
109,081		AstraZeneca PLC	5,181,165	0.5
290,649		BHP Billiton PLC	9,154,116	1.0
1,268,311		BP PLC	8,805,006	0.9
2,673,760		BT Group PLC	10,000,036	1.1
171,400	@	Ensco PLC	9,980,622	1.1
1,435,662		HSBC Holdings PLC	14,661,213	1.6
359,693		Imperial Tobacco Group PLC	14,394,231	1.5
757,736		Land Securities Group PLC	9,815,992	1.0
633,262		Prudential PLC	9,205,690	1.0
143,839		Reckitt Benckiser PLC	9,047,435	1.0
968,022		Reed Elsevier PLC	9,970,095	1.1
1,892,937		Tesco PLC	9,874,968	1.1
			120,090,569	12.9
		United States: 38.1%
136,214		Abbott Laboratories	8,853,910	1.0
217,400		Analog Devices, Inc.	8,826,440	0.9
619,400		Arch Coal, Inc.	4,162,368	0.4
295,700		Bristol-Myers Squibb Co.	9,648,691	1.0
239,900		CenturyTel, Inc.	9,317,716	1.0
84,200		Chevron Corp.	8,899,098	1.0
162,200		Coach, Inc.	9,381,648	1.0
336,200		Dow Chemical Co.	10,149,878	1.1
187,100		Eli Lilly & Co.	9,175,384	1.0
103,700		ExxonMobil Corp.	9,140,118	1.0
582,300		First Niagara Financial Group, Inc.	4,390,542	0.5
226,600		Freeport-McMoRan Copper & Gold, Inc.	8,839,666	0.9
679,100		General Electric Co.	14,349,383	1.5

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2012 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	United States: (continued)
655,100	Hewlett-Packard Co.	$8,509,749	0.9
135,400	Johnson & Johnson	9,441,442	1.0
362,900	JPMorgan Chase & Co.	14,907,932	1.6
104,500	KLA-Tencor Corp.	4,751,615	0.5
83,000	Lorillard, Inc.	10,056,280	1.1
431,500	Metlife, Inc.	14,321,485	1.5
517,300	Microsoft Corp.	13,770,526	1.5
213,600	Molson Coors Brewing Co.	8,855,856	1.0
240,200	Northeast Utilities	9,305,348	1.0
115,200	Occidental Petroleum Corp.	8,664,192	0.9
131,500	PepsiCo, Inc.	9,232,615	1.0
375,758	Pfizer, Inc.	9,401,465	1.0
706,592	Pitney Bowes, Inc.	7,906,765	0.8
156,200	PNC Financial Services Group, Inc.	8,769,068	0.9
515,337	PPL Corp.	15,125,141	1.6
129,100	Procter & Gamble Co.	9,015,053	1.0
519,300	Sealed Air Corp.	8,734,626	0.9
324,720	Spectra Energy Corp.	9,075,924	1.0
219,100	St. Jude Medical, Inc.	7,510,748	0.8
138,661	TAL International Group, Inc.	4,721,407	0.5
97,500	Time Warner Cable, Inc.	9,251,775	1.0
348,600	Tyco International Ltd.	9,889,782	1.1
307,000	UGI Corp.	10,198,540	1.1
122,500	United Technologies Corp.	9,813,475	1.1
58,400	VF Corp.	9,373,784	1.0
		355,739,435	38.1

	Total Common Stock
	(Cost $852,229,983)	886,883,269	95.1

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
		Options on Currencies: 0.1%
12,500,000	@	Call USD/JPY, Strike @ 84.350 Exp. 02/20/13 Counterparty: Citigroup, Inc.	$103,157	0.0
12,500,000	@	Call USD/JPY, Strike @ 82.580 Exp. 01/22/13 Counterparty: Goldman Sachs & Co.	151,250	0.0
17,000,000	@	Call USD/JPY, Strike @ 80.900 Exp. 12/20/12 Counterparty: Barclays Bank PLC	347,557	0.1
22,500,000	@	Put EUR/USD, Strike @ 1.259 Exp. 01/22/13 Counterparty: Barclays Bank PLC	43,693	0.0
11,000,000	@	Put EUR/USD, Strike @ 1.245 Exp. 12/20/12 Counterparty: Barclays Bank PLC	1,133	0.0
25,000,000	@	Put EUR/USD, Strike @ 1.240 Exp. 02/20/12 Counterparty: Citigroup, Inc.	57,186	0.0
42,500,000	@	Put GBP/USD, Strike @ 1.546 Exp. 02/20/13 Counterparty: JPMorgan Chase & Co.	73,930	0.0
20,000,000	@	Put GBP/USD, Strike @ 1.572 Exp. 12/20/12 Counterparty: Citigroup, Inc.	8,897	0.0
40,000,000	@	Put GBP/USD, Strike @ 1.558 Exp. 01/22/13 Counterparty: Citigroup, Inc.	39,478	0.0
			826,281	0.1

		Options on Indices: 0.0%
6,200	@	Call on Euro Stoxx 50® Index, Strike @ 2,560.659 Exp. 12/07/12 Counterparty: Royal Bank of Scotland PLC	229,458	0.0

		Total Purchased Options
		(Cost $1,109,431)	1,055,739	0.1

		Total Investments in Securities (Cost $853,339,414)	$887,939,008	95.2
		Assets in Excess of Other Liabilities	45,034,777	4.8
		Net Assets	$932,973,785	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt

		Cost for federal income tax purposes is $853,894,652.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$78,636,978
		Gross Unrealized Depreciation	(44,592,622)
		Net Unrealized Appreciation	$34,044,356

Sector Diversification	Percentage of Net Assets
Financials	17.3%
Industrials	12.2
Health Care	11.8
Information Technology	9.4
Consumer Staples	8.8
Energy	8.8
Consumer Discretionary	7.7
Materials	6.8
Telecommunication Services	6.6
Utilities	5.7
Options on Currencies	0.1
Options on Indices	0.0
Assets in Excess of Other Liabilities	4.8
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$19,369,904	$—	$19,369,904
Canada	29,521,560	—	—	29,521,560
France	—	72,640,975	—	72,640,975
Germany	—	52,136,424	—	52,136,424
Hong Kong	10,131,987	9,639,953	—	19,771,940
Israel	—	9,367,399	—	9,367,399
Japan	—	79,388,127	—	79,388,127
Luxembourg	—	8,721,135	—	8,721,135
Netherlands	—	30,559,691	—	30,559,691
Singapore	—	19,228,434	—	19,228,434
Sweden	—	25,526,922	—	25,526,922
Switzerland	—	34,038,091	—	34,038,091
Taiwan	10,782,663	—	—	10,782,663
United Kingdom	9,980,622	110,109,947	—	120,090,569
United States	355,739,435	—	—	355,739,435
Total Common Stock	416,156,267	470,727,002	—	886,883,269
Purchased Options	—	1,055,739	—	1,055,739
Total Investments, at fair value	$416,156,267	$471,782,741	$—	$887,939,008
Other Financial Instruments+
Futures	7,254,045	—	—	7,254,045
Total Assets	$423,410,312	$471,782,741	$—	$895,193,053
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(14,738,964)	$—	$(14,738,964)
Total Liabilities	$—	$(14,738,964)	$—	$(14,738,964)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended November 30, 2012.

ING Global Equity Dividend and Premium Opportunity Fund Open Futures Contracts on November 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50®	1,142	12/21/12	$38,303,807	$1,254,557
FTSE 100 Index	814	12/21/12	76,599,414	2,447,027
NIKKEI 225 (SGX)	981	12/13/12	56,169,345	1,446,772
S&P 500 E-Mini	1,035	12/21/12	73,195,200	2,105,689
			$244,267,766	$7,254,045

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2012 (Unaudited) (continued)

ING Global Equity Dividend and Premium Opportunity Fund Written OTC Options on November 30, 2012:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
4,200	JPMorgan Chase & Co.	Call on CAC 40 Index	3,359.910	EUR	01/04/13	$493,073	$(1,134,445)
1,000	Goldman Sachs & Co.	Call on Deutsche Borse Ag German Stock Index	7,022.112	EUR	01/04/13	218,593	(538,289)
2,250	UBS Warburg LLC	Call on Deutsche Borse Ag German Stock Index	7,302.246	EUR	12/21/12	381,377	(465,577)
2,175	UBS Warburg LLC	Call on Deutsche Borse Ag German Stock Index	7,414.477	EUR	12/07/12	160,533	(142,191)
6,200	UBS Warburg LLC	Call on Euro Stoxx 50® Index	2,560.659	EUR	12/07/12	544,115	(229,458)
4,800	JPMorgan Chase & Co.	Call on FTSE 100 Index	5,633.780	GBP	01/04/13	858,481	(1,920,535)
4,700	JPMorgan Chase & Co.	Call on FTSE 100 Index	5,885.050	GBP	12/07/12	779,211	(166,916)
4,700	UBS Warburg LLC	Call on FTSE 100 Index	5,847.244	GBP	12/21/12	805,174	(481,150)
148,900	Royal Bank of Scotland PLC	Call on Nikkei 225 Index	9,010.000	JPY	01/04/13	366,563	(868,149)
154,300	UBS Warburg LLC	Call on Nikkei 225 Index	8,977.920	JPY	12/07/12	392,219	(881,834)
148,300	UBS Warburg LLC	Call on Nikkei 225 Index	9,073.590	JPY	12/21/12	385,914	(732,810)
68,300	JPMorgan Chase & Co.	Call on S&P 500 Index	1,349.098	USD	01/04/13	2,154,004	(5,000,474)
72,300	UBS Warburg LLC	Call on S&P 500 Index	1,410.410	USD	12/21/12	2,108,991	(1,492,181)
72,900	UBS Warburg LLC	Call on S&P 500 Index	1,444.940	USD	12/07/12	2,083,482	(103,180)
Options on Currencies
11,000,000	Barclays Bank PLC	Call EUR/USD	1.338	USD	12/20/12	63,800	(5,918)
22,500,000	Barclays Bank PLC	Call EUR/USD	1.348	USD	01/22/13	119,250	(31,566)
25,000,000	Citigroup, Inc.	Call EUR/USD	1.316	USD	02/20/13	120,000	(235,330)
40,000,000	Citigroup, Inc.	Call GBP/USD	1.637	USD	01/22/13	150,000	(54,722)
20,000,000	Citigroup, Inc.	Call GBP/USD	1.656	USD	12/20/12	80,000	(986)
42,500,000	JPMorgan Chase & Co.	Call GBP/USD	1.623	USD	02/20/13	161,500	(215,662)
17,000,000	Barclays Bank PLC	Put USD/JPY	75.780	USD	12/20/12	68,000	(48)
12,500,000	Citigroup, Inc.	Put USD/JPY	78.720	USD	02/20/13	63,750	(31,159)
12,500,000	Goldman Sachs & Co.	Put USD/JPY	77.720	USD	01/22/13	62,500	(6,384)
			Total Written OTC Options			$12,620,530	$(14,738,964)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of November 30, 2012:

Derivatives Fair Value*
Equity contracts	(6,685,522)
Foreign exchange contracts	256,342
Total	$(6,429,180)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2013